Impairment (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets With Impairment Losses [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 7,242	$ 7,242
Recoverable amount	6,518	7,966
Sensitivity	$ (724)	$ 724
Producing Properties Relating To Oil And Gas Activities Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Business segment	E&P	E&P
Carrying amount	$ 230	$ 376
Recoverable amount	$ 334	$ 300
Producing Properties Relating To Oil And Gas Activities Country Of Brazil [Member] | Assets With Impairment Losses [Member]
IfrsStatementLineItems [Line Items]
Business segment	E&P	E&P
Carrying amount		$ 5,863
Recoverable amount		6,449
Sensitivity		$ 586
C G U Marlim Sul [Member] | Producing Properties Relating To Oil And Gas Activities Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 5,863
Recoverable amount	5,277
Sensitivity	$ (586)
Second Refining Unit Of R N E S T [Member] | Assets With Impairment Losses [Member]
IfrsStatementLineItems [Line Items]
Business segment	RT&M	RT&M
Carrying amount	$ 455	$ 455
Recoverable amount	409	501
Sensitivity	$ (46)	$ 46
Itaborai Utilities [Member] | Assets With Impairment Losses [Member]
IfrsStatementLineItems [Line Items]
Business segment	G&LCE	G&LCE
Carrying amount	$ 924	$ 924
Recoverable amount	832	1,016
Sensitivity	$ (92)	$ 92